Valuation And Qualifying Accounts	12 Months Ended
Dec. 31, 2011
Valuation and Qualifying Accounts [Abstract]
Valuation And Qualifying Accounts

SCHEDULE II – VALUATION AND QUALIFYING ACCOUNTS (in thousands)

Description	Balance at Beginning of Year	Additions charged to costs and expenses	Deductions	Balance at end of year
Year ended December 31, 2011 LIFO Reserve	$620,414	$142,762	$—	$763,176
Year ended December 31, 2010 LIFO Reserve	$456,448	$163,966	$—	$620,414
Year ended December 31, 2009 LIFO Reserve	$923,362	$—	($466,914)	$456,448